Federated Hermes Max-Cap Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
C
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	12.97%	11.58%
R
Prospectus [Line Items]
Average Annual Return, Percent		23.76%	13.31%	11.93%
IS
Prospectus [Line Items]
Average Annual Return, Percent		24.54%	14.14%	12.76%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.80%	9.68%	7.91%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.49%	10.31%	8.81%
SS
Prospectus [Line Items]
Average Annual Return, Percent		24.47%	13.83%	12.43%

[1]	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.